Recently issued accounting standards	6 Months Ended
Jun. 30, 2018
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards.
> Refer to “Note 2 – Recently issued accounting standards” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for a description of accounting standards adopted in 2017.
ASC Topic 230 – Statement of Cash Flows
In November 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-18, “Restricted Cash (a consensus of the FASB Emerging Issues Task Force)” (ASU 2016-18), an update to Accounting Standards Codification (ASC) Topic 230 – Statement of Cash Flows. ASU 2016-18 required that cash amounts described as restricted cash and cash equivalents be included in cash and cash equivalents when reconciling total amounts in the statements of cash flows. ASU 2016-18 was required to be applied retrospectively to all periods presented beginning in the year of adoption. The adoption of ASU 2016-18 on January 1, 2018 did not have an impact on the Group’s financial position, results of operations and cash flows.
In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force)” (ASU 2016-15), an update to ASC Topic 230 – Statement of Cash Flows. The amendments in ASU 2016-15 provided guidance regarding classification of certain cash receipts and payments where diversity in practice was observed. ASU 2016-15 was required to be applied retrospectively to all periods presented beginning in the year of adoption. The adoption of ASU 2016-15 on January 1, 2018 did not have a material impact on the Group’s financial position, results of operations and cash flows and, as such, prior periods were not restated.
ASC Topic 606 – Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09), creating ASC Topic 606 – Revenue from Contracts with Customers and superseding ASC Topic 605 – Revenue Recognition. The core principle of the guidance was that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflected the consideration to which the entity expected to be entitled in exchange for those goods or services. ASU 2014-09 outlined key steps that an entity should follow to achieve the core principle. ASU 2014-09 also included disclosure requirements that enabled users of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.
ASU 2014-09 and its subsequent amendments were effective for the annual reporting period beginning after December 15, 2017, including interim reporting periods within that reporting period. Early adoption was permitted for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.
The Group established a cross-functional implementation team and governance structure for the project. The Group’s implementation efforts included the identification of revenue and costs within the scope of the guidance, as well as the evaluation of revenue contracts under the new guidance and related accounting policies. The guidance did not apply to revenue associated with financial instruments, including loans and securities that are accounted for under other US GAAP guidance.
The Group adopted ASU 2014-09 on January 1, 2018 using the modified retrospective approach with a transition adjustment recognized in retained earnings without restating comparatives. As a result of adoption, there was a decrease in retained earnings, net of tax, of CHF 45 million due to a change in timing of the recognition of certain fees in investment banking and private banking.
Additionally, the new revenue recognition criteria required the Group to present underwriting revenue, reimbursed expenses in fund management and in investment banking advisory, gross of offsetting expenses in contrast to prior periods in which the financial statements presented these amounts net of offsetting expenses; this change in presentation from net to gross would have increased the revenues and expenses in 2017 by approximately CHF 0.2 billion, which was not included in the above stated transition amount. Furthermore, with the adoption of ASU 2014-09, the brokerage, clearing and exchange expenses, which are incurred when acting as an agent on behalf of clients buying or selling exchange-traded cash securities, exchange-traded derivatives or centrally cleared over-the-counter (OTC) derivatives, are offset against the commission income. The change in presentation of brokerage, clearing and exchange expenses would have decreased the revenues and expenses in 2017 by approximately CHF 0.1 billion, which was not included in the above stated transition amount.
> Refer to “Note 14 – Revenue from contracts with customers” for further information.
ASC Topic 715 – Compensation – Retirement Benefits
In March 2017, the FASB issued ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” (ASU 2017-07), an update to ASC Topic 715 – Compensation – Retirement Benefits. The amendments in ASU 2017-07 required that the service cost component of the net periodic benefit cost be presented in the same income statement line item(s) as other employee compensation costs arising from services rendered during the period. Other components of the net periodic benefit cost should be reported separately from the line item(s) that included the service cost and outside of any subtotal of operating income. ASU 2017-07 was required to be applied retrospectively to all periods presented beginning in the year of adoption. The adoption of ASU 2017-07 on January 1, 2018 resulted in a restatement that, upon adoption, increased compensation and benefits expenses and decreased general and administrative expenses by CHF 190 million and CHF 80 million as of December 31, 2017 and 2016, respectively.
ASC Topic 825 – Financial Instruments – Overall
In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01), an update to ASC Topic 825 – Financial Instruments – Overall. The amendments in ASU 2016-01 addressed certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The amendments primarily affected the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. Early adoption of the full standard was not permitted; however, certain sections of ASU 2016-01 relating to fair value option-elected financial liabilities could be early adopted in isolation. The amendments to ASU 2016-01 required the changes in fair value relating to instrument-specific credit risk of fair value option elected financial liabilities to be presented separately in accumulated other comprehensive income (AOCI). The Group early adopted these sections of the update on January 1, 2016. As a result of the adoption, the Group reclassified CHF 475 million, net of tax, from retained earnings to AOCI.
The adoption of the remaining amendments to ASU 2016-01, on January 1, 2018 resulted in a reclassification of unrealized gains and losses previously reported in AOCI for available-for-sale equity securities to retained earnings of CHF 21 million, net of tax. ASU 2016-01 also required that certain equity instruments without readily determinable fair value be measured at fair value, excluding instances in which measurement alternative is applied; however, this requirement did not have a material impact on the Group’s financial position, results of operations or cash flows.
Standards to be adopted in future periods
ASC Topic 220 – Income Statements – Reporting Comprehensive Income
In January 2018, the FASB issued ASU 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (ASU 2018-02), an update to ASC Topic 220 – Income Statement – Reporting Comprehensive Income. The amendments in ASU 2018-02 allow a reclassification from AOCI to retained earnings for the stranded tax effects resulting from the US Tax Cuts and Jobs Act of 2017.
ASU 2018-02 is effective for annual reporting periods and interim periods within those periods beginning after December 15, 2018. Early adoption is permitted in any period for which financial statements have not yet been issued. The Group may elect to apply the amendments to ASU 2018-02 to the beginning of the period (annual or interim) of adoption or retrospectively for each period in which the tax effects of the US Tax Cuts and Jobs Act of 2017 related to items remaining in AOCI are recognized. The Group is currently evaluating the impact of the adoption of ASU 2018-02 on the Group’s financial position, results of operations and cash flows.
ASC Topic 326 – Financial Instruments – Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13), creating ASC Topic 326 – Financial Instruments – Credit Losses. ASU 2016-13 is intended to improve financial reporting by requiring timelier recording of credit losses on financial assets measured at amortized cost basis including, but not limited to loans, net investments in leases recognized as lessor and off-balance sheet credit exposures. ASU 2016-13 eliminates the probable initial recognition threshold under the current incurred loss methodology for recognizing credit losses. Instead, ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. The Group will incorporate forward-looking information and macroeconomic factors into its credit loss estimates. ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. As the Group is an SEC- filer, ASU 2016-13 is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual reporting periods. Early adoption will be permitted for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2018; however, the Group does not intend to early adopt ASU 2016-13.
The Group has established a cross-functional implementation team and governance structure for the project. The Group has decided on a CECL methodology while it is adjusting for key interpretive issues. Furthermore, the Group will continue to monitor the scope assessment, as a basis to determine the requirements and data sourcing of the CECL models, and to design, build and test the models until the effective date.
The Group expects that the new CECL methodology would generally result in increased and more volatile allowance for loan losses. The main impact drivers include:
– the remaining life of the loans measured at amortized cost and the off-balance sheet credit exposures at the adoption date and subsequent reporting dates because of the new requirement to measure lifetime expected credit losses;
– the state of the economy at the adoption date and subsequent reporting dates because of the new requirement to incorporate reasonable and supportable forward-looking information and macroeconomic factors; and
– the credit quality of the loans measured at amortized cost and the off-balance sheet credit exposures at the adoption date and subsequent reporting dates.
Upon adoption of the standard, the Group expects a cumulative adjustment to be posted to retained earnings for any changes in loan losses. As the implementation progresses, the Group will continue to evaluate the extent of the impact of the adoption of ASU 2016-13 on the Group’s financial position, results of operations and cash flows.
ASC Topic 815 – Derivatives and Hedging
In August 2017, the FASB issued ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities” (ASU 2017-12), an update to ASC Topic 815 – Derivatives and Hedging. ASU 2017-12 makes changes to the hedge accounting model intended to facilitate financial reporting that more closely reflects an entity’s risk management activities and to simplify application of hedge accounting. The amendments in ASU 2017-12 provide more hedging strategies that will be eligible for hedge accounting, ease the documentation and effectiveness assessment requirements and result in changes to the presentation and disclosure requirements of hedge accounting activities. ASU 2017-12 is effective for annual reporting periods beginning after December 15, 2018, and for the interim periods within those annual reporting periods. Early adoption, including adoption in an interim period, is permitted. The Group is currently evaluating the impact of the adoption of ASU 2017-12 on the Group’s financial position, results of operations and cash flows.
ASC Topic 842 – Leases
In February 2016, the FASB issued ASU 2016-02, “Leases” (ASU 2016-02), creating ASC Topic 842 – Leases and superseding ASC Topic 840 – Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. ASU 2016-02 also includes disclosure requirements to provide more information about the amount, timing and uncertainty of cash flows arising from leases. Lessor accounting is substantially unchanged compared to the current accounting guidance. Under the current lessee accounting model the Group is required to distinguish between finance leases, which are recognized on the balance sheet, and operating leases, which are not. ASU 2016-02 will require lessees to present a right-of-use asset and a corresponding lease liability on the balance sheet. ASU 2016-02 and its subsequent amendments are effective for annual reporting periods beginning after December 15, 2018, and for the interim periods within those annual reporting periods. Early adoption is permitted; however, the Group does not intend to early adopt ASU 2016-02.
The Group has established a cross-functional implementation team and governance structure for the project. The Group is currently reviewing its existing contracts to determine the impact of the adoption of ASU 2016-02. The Group expects an increase in total assets and total liabilities as a result of recognizing right-of-use assets and lease liabilities for all leases under the new guidance. The Group does not expect a material change to the timing of expense recognition and is currently evaluating the impact of the adoption of ASU 2016-02 on the Group’s financial position, results of operations and cash flows.

Bank
Recently issued accounting standards
2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for a description of accounting standards adopted in 2017.
> Refer to “Note 2 – Recently issued accounting standards” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 for the most recently adopted accounting standards and standards to be adopted in future periods.
The impact on the Bank’s and Group’s financial condition, results of operations or cash flows was or is expected to be identical.